Investment Risks	Aug. 05, 2025
TrueShares Structured Outcome (January) ETF | Buffered Strategy Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Buffered Strategy Investment Risk.

TrueShares Structured Outcome (January) ETF | Buffered Loss Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against S&P 500 Price Index losses if the S&P 500 Price Index decreases over the Investment Period by 8% or less. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match the S&P 500 Price Index (but will be less than the S&P 500 Price Index due to the cost of the options used by the Fund), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the options and held until those options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the options were entered into or sells Shares prior to the expiration of the options, the buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.

TrueShares Structured Outcome (January) ETF | Flex Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Flex Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

TrueShares Structured Outcome (January) ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Options Risk. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying stock, index, or other asset, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio manager uses options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, will reduce the Fund’s ability to get returns equal to the S&P 500 Price Index. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund will not benefit to the same extent from those gains. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index and can be volatile and involve various types and degrees of risks. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of their underlying stock or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.

TrueShares Structured Outcome (January) ETF | Purchase and Sale of Timing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Purchase and Sale of Timing Risk. The Fund is designed to protect against the first 8% to 12% decline in the value of the S&P 500 Price Index and provide for participation in any gains, although not to the same extent, as the value of the S&P 500 Price Index, for a 12-month period from one Roll Date to the next Roll Date. Because the options purchased and written by the Fund will expire on the next Roll Date, if you purchase or sell Shares on a date other than a Roll Date or if you hold Shares for more or less than the time from the most recent Roll Date to the next Roll Date, the value of your investment in Shares may not be protected against the first 8% to 12% decline in the value of the S&P 500 Price Index and may not participate in a gain in the value of the S&P 500 Price Index for your investment period. The value of the options purchased and written by the Fund is dependent on, among other factors, the value, implied volatility, and implied dividend rate of the S&P 500 Price Index and interest rates, any or all of which may vary, sometimes significantly, during the period from the most recent Roll Date to the next Roll Date. Consequently, the value of the Fund may not directly track changes in the value of the S&P 500 Price Index in between Roll Dates.

TrueShares Structured Outcome (January) ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.

TrueShares Structured Outcome (January) ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Market Risk. The Fund invests in options that derive their performance from the S&P 500 Price Index, which is made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

TrueShares Structured Outcome (January) ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

TrueShares Structured Outcome (January) ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

TrueShares Structured Outcome (January) ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

TrueShares Structured Outcome (January) ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

TrueShares Structured Outcome (January) ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading Risk. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

TrueShares Structured Outcome (January) ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

TrueShares Structured Outcome (January) ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions, and the threat of and/or actual imposition of tariffs by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.

TrueShares Structured Outcome (January) ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.

TrueShares Structured Outcome (January) ETF | Options Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Tax Risk. The Fund’s investments in offsetting positions with respect to the S&P 500 Price Index may be considered “straddles” for U.S. federal income tax purposes. If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.

TrueShares Structured Outcome (January) ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

TrueShares Structured Outcome (January) ETF | Tax Efficiency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Efficiency Risk. A significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. Additionally, the Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Further, to the extent the Fund is able to use certain of its derivatives to effect in-kind redemptions of the Fund’s Shares, such usage may give rise to a taxable event for the Fund. In both cases, the Fund may be required to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance. You should consult your tax advisor as to the tax consequences of purchasing, owning, and selling Shares.

TrueShares Structured Outcome (January) ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), which requires the Fund to distribute a certain portion of its income and gains each tax year, among other requirements. Similar to other ETFs and pursuant to the Code, when the Fund disposes of appreciated property by distributing such appreciated property in-kind pursuant to a redemption request, the Fund does not expect to recognize any built-in gain in such appreciated property. If the Internal Revenue Service (“IRS”) disagrees with the Fund’s position as to the applicability of this non-recognition rule to the Fund’s disposition of FLEX Options and subsequent acquisition of other FLEX Options in close connection with the Roll Date, the Fund could be treated as having recognized additional gains from such in-kind distributions of FLEX Options. In such a case, the Fund may not have distributed sufficient income or gains to avoid incurring entity level tax and could potentially fail to qualify as a RIC for being under distributed during the year. The Fund may be able to rectify a failure to meet the distribution requirements for a year by paying “deficiency dividends” to shareholders in a later year, which may be included in the Fund’s deduction for dividends paid for the earlier year. In this case, the Fund may be able to avoid losing the Fund’s qualification for taxation as a RIC or being taxed on amounts distributed as deficiency dividends. However, the Fund will be required to pay interest and a penalty based on the amount of any deduction taken for deficiency dividends. If, in any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to U.S. federal income and potentially excise taxation and distributions (including any distributions of net capital gain) received by shareholders generally would be subject to further U.S. federal income taxation, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of shares of the Fund.

TrueShares Structured Outcome (January) ETF | U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

TrueShares Structured Outcome (January) ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
TrueShares Structured Outcome (February) ETF | Buffered Strategy Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Buffered Strategy Investment Risk.

TrueShares Structured Outcome (February) ETF | Buffered Loss Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against S&P 500 Price Index losses if the S&P 500 Price Index decreases over the Investment Period by 8% or less. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match the S&P 500 Price Index (but will be less than the S&P 500 Price Index due to the cost of the options used by the Fund), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the options and held until those options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the options were entered into or sells Shares prior to the expiration of the options, the buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.

TrueShares Structured Outcome (February) ETF | Flex Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Flex Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

TrueShares Structured Outcome (February) ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Options Risk. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying stock, index, or other asset, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio manager uses options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, will reduce the Fund’s ability to get returns equal to the S&P 500 Price Index. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund will not benefit to the same extent from those gains. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index and can be volatile and involve various types and degrees of risks. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of their underlying stock or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.

TrueShares Structured Outcome (February) ETF | Purchase and Sale of Timing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Purchase and Sale of Timing Risk. The Fund is designed to protect against the first 8% to 12% decline in the value of the S&P 500 Price Index and provide for participation in any gains, although not to the same extent, as the value of the S&P 500 Price Index, for a 12-month period from one Roll Date to the next Roll Date. Because the options purchased and written by the Fund will expire on the next Roll Date, if you purchase or sell Shares on a date other than a Roll Date or if you hold Shares for more or less than the time from the most recent Roll Date to the next Roll Date, the value of your investment in Shares may not be protected against the first 8% to 12% decline in the value of the S&P 500 Price Index and may not participate in a gain in the value of the S&P 500 Price Index for your investment period. The value of the options purchased and written by the Fund is dependent on, among other factors, the value, implied volatility, and implied dividend rate of the S&P 500 Price Index and interest rates, any or all of which may vary, sometimes significantly, during the period from the most recent Roll Date to the next Roll Date. Consequently, the value of the Fund may not directly track changes in the value of the S&P 500 Price Index in between Roll Dates.

TrueShares Structured Outcome (February) ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.

TrueShares Structured Outcome (February) ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Market Risk. The Fund invests in options that derive their performance from the S&P 500 Price Index, which is made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

TrueShares Structured Outcome (February) ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

TrueShares Structured Outcome (February) ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

TrueShares Structured Outcome (February) ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

TrueShares Structured Outcome (February) ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

TrueShares Structured Outcome (February) ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading Risk. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

TrueShares Structured Outcome (February) ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

TrueShares Structured Outcome (February) ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions, and the threat of and/or actual imposition of tariffs by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.

TrueShares Structured Outcome (February) ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.

TrueShares Structured Outcome (February) ETF | Options Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Tax Risk. The Fund’s investments in offsetting positions with respect to the S&P 500 Price Index may be considered “straddles” for U.S. federal income tax purposes. If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.

TrueShares Structured Outcome (February) ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

TrueShares Structured Outcome (February) ETF | Tax Efficiency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Efficiency Risk. A significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. Additionally, the Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Further, to the extent the Fund is able to use certain of its derivatives to effect in-kind redemptions of the Fund’s Shares, such usage may give rise to a taxable event for the Fund. In both cases, the Fund may be required to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance. You should consult your tax advisor as to the tax consequences of purchasing, owning, and selling Shares.

TrueShares Structured Outcome (February) ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), which requires the Fund to distribute a certain portion of its income and gains each tax year, among other requirements. Similar to other ETFs and pursuant to the Code, when the Fund disposes of appreciated property by distributing such appreciated property in-kind pursuant to a redemption request, the Fund does not expect to recognize any built-in gain in such appreciated property. If the Internal Revenue Service (“IRS”) disagrees with the Fund’s position as to the applicability of this non-recognition rule to the Fund’s disposition of FLEX Options and subsequent acquisition of other FLEX Options in close connection with the Roll Date, the Fund could be treated as having recognized additional gains from such in-kind distributions of FLEX Options. In such a case, the Fund may not have distributed sufficient income or gains to avoid incurring entity level tax and could potentially fail to qualify as a RIC for being under distributed during the year. The Fund may be able to rectify a failure to meet the distribution requirements for a year by paying “deficiency dividends” to shareholders in a later year, which may be included in the Fund’s deduction for dividends paid for the earlier year. In this case, the Fund may be able to avoid losing the Fund’s qualification for taxation as a RIC or being taxed on amounts distributed as deficiency dividends. However, the Fund will be required to pay interest and a penalty based on the amount of any deduction taken for deficiency dividends. If, in any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to U.S. federal income and potentially excise taxation and distributions (including any distributions of net capital gain) received by shareholders generally would be subject to further U.S. federal income taxation, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of shares of the Fund.

TrueShares Structured Outcome (February) ETF | U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

TrueShares Structured Outcome (February) ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
TrueShares Structured Outcome (March) ETF | Buffered Strategy Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Buffered Strategy Investment Risk.

TrueShares Structured Outcome (March) ETF | Buffered Loss Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against S&P 500 Price Index losses if the S&P 500 Price Index decreases over the Investment Period by 8% or less. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match the S&P 500 Price Index (but will be less than the S&P 500 Price Index due to the cost of the options used by the Fund), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the options and held until those options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the options were entered into or sells Shares prior to the expiration of the options, the buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.

TrueShares Structured Outcome (March) ETF | Flex Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Flex Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

TrueShares Structured Outcome (March) ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Options Risk. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying stock, index, or other asset, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio manager uses options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, will reduce the Fund’s ability to get returns equal to the S&P 500 Price Index. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund will not benefit to the same extent from those gains. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index and can be volatile and involve various types and degrees of risks. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of their underlying stock or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.

TrueShares Structured Outcome (March) ETF | Purchase and Sale of Timing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Purchase and Sale of Timing Risk. The Fund is designed to protect against the first 8% to 12% decline in the value of the S&P 500 Price Index and provide for participation in any gains, although not to the same extent, as the value of the S&P 500 Price Index, for a 12-month period from one Roll Date to the next Roll Date. Because the options purchased and written by the Fund will expire on the next Roll Date, if you purchase or sell Shares on a date other than a Roll Date or if you hold Shares for more or less than the time from the most recent Roll Date to the next Roll Date, the value of your investment in Shares may not be protected against the first 8% to 12% decline in the value of the S&P 500 Price Index and may not participate in a gain in the value of the S&P 500 Price index for your investment period. The value of the options purchased and written by the Fund is dependent on, among other factors, the value, implied volatility, and implied dividend rate of the S&P 500 Price Index and interest rates, any or all of which may vary, sometimes significantly, during the period from the most recent Roll Date to the next Roll Date. Consequently, the value of the Fund may not directly track changes in the value of the S&P 500 Price Index in between roll Dates.

TrueShares Structured Outcome (March) ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.

TrueShares Structured Outcome (March) ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Market Risk. The Fund invests in options that derive their performance from the S&P 500 Price Index, which is made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

TrueShares Structured Outcome (March) ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

TrueShares Structured Outcome (March) ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

TrueShares Structured Outcome (March) ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

TrueShares Structured Outcome (March) ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

TrueShares Structured Outcome (March) ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading Risk. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

TrueShares Structured Outcome (March) ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

TrueShares Structured Outcome (March) ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions, and the threat of and/or actual imposition of tariffs by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.

TrueShares Structured Outcome (March) ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.

TrueShares Structured Outcome (March) ETF | Options Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Tax Risk. The Fund’s investments in offsetting positions with respect to the S&P 500 Price Index may be considered “straddles” for U.S. federal income tax purposes. If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.

TrueShares Structured Outcome (March) ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

TrueShares Structured Outcome (March) ETF | Tax Efficiency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Efficiency Risk. A significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. Additionally, the Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Further, to the extent the Fund is able to use certain of its derivatives to effect in-kind redemptions of the Fund’s Shares, such usage may give rise to a taxable event for the Fund. In both cases, the Fund may be required to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance. You should consult your tax advisor as to the tax consequences of purchasing, owning, and selling Shares.

TrueShares Structured Outcome (March) ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), which requires the Fund to distribute a certain portion of its income and gains each tax year, among other requirements. Similar to other ETFs and pursuant to the Code, when the Fund disposes of appreciated property by distributing such appreciated property in-kind pursuant to a redemption request, the Fund does not expect to recognize any built-in gain in such appreciated property. If the Internal Revenue Service (“IRS”) disagrees with the Fund’s position as to the applicability of this non-recognition rule to the Fund’s disposition of FLEX Options and subsequent acquisition of other FLEX Options in close connection with the Roll Date, the Fund could be treated as having recognized additional gains from such in-kind distributions of FLEX Options. In such a case, the Fund may not have distributed sufficient income or gains to avoid incurring entity level tax and could potentially fail to qualify as a RIC for being under distributed during the year. The Fund may be able to rectify a failure to meet the distribution requirements for a year by paying “deficiency dividends” to shareholders in a later year, which may be included in the Fund’s deduction for dividends paid for the earlier year. In this case, the Fund may be able to avoid losing the Fund’s qualification for taxation as a RIC or being taxed on amounts distributed as deficiency dividends. However, the Fund will be required to pay interest and a penalty based on the amount of any deduction taken for deficiency dividends. If, in any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to U.S. federal income and potentially excise taxation and distributions (including any distributions of net capital gain) received by shareholders generally would be subject to further U.S. federal income taxation, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of shares of the Fund.

TrueShares Structured Outcome (March) ETF | U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

TrueShares Structured Outcome (March) ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
TrueShares Structured Outcome (April) ETF | Buffered Strategy Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Buffered Strategy Investment Risk.

TrueShares Structured Outcome (April) ETF | Buffered Loss Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against S&P 500 Price Index losses if the S&P 500 Price Index decreases over the Investment Period by 8% or less. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match the S&P 500 Price Index (but will be less than the S&P 500 Price Index due to the cost of the options used by the Fund), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the options and held until those options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the options were entered into or sells Shares prior to the expiration of the options, the buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.

TrueShares Structured Outcome (April) ETF | Flex Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Flex Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

TrueShares Structured Outcome (April) ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Options Risk. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying stock, index, or other asset, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio manager uses options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, will reduce the Fund’s ability to get returns equal to the S&P 500 Price Index. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund will not benefit to the same extent from those gains. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index and can be volatile and involve various types and degrees of risks. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of their underlying stock or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.

TrueShares Structured Outcome (April) ETF | Purchase and Sale of Timing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Purchase and Sale of Timing Risk. The Fund is designed to protect against the first 8% to 12% decline in the value of the S&P 500 Price Index and provide for participation in any gains, although not to the same extent, as the value of the S&P 500 Price Index, for a 12-month period from one Roll Date to the next Roll Date. Because the options purchased and written by the Fund will expire on the next Roll Date, if you purchase or sell Shares on a date other than a Roll Date or if you hold Shares for more or less than the time from the most recent Roll Date to the next Roll Date, the value of your investment in Shares may not be protected against the first 8% to 12% decline in the value of the S&P 500 Price Index and may not participate in a gain in the value of the S&P 500 Price Index for your investment period. The value of the options purchased and written by the Fund is dependent on, among other factors, the value, implied volatility, and implied dividend rate of the S&P 500 Price Index and interest rates, any or all of which may vary, sometimes significantly, during the period from the most recent Roll Date to the next Roll Date. Consequently, the value of the Fund may not directly track changes in the value of the S&P 500 Price Index in between Roll Dates.

TrueShares Structured Outcome (April) ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.

TrueShares Structured Outcome (April) ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Market Risk. The Fund invests in options that derive their performance from the S&P 500 Price Index, which is made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

TrueShares Structured Outcome (April) ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

TrueShares Structured Outcome (April) ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

TrueShares Structured Outcome (April) ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

TrueShares Structured Outcome (April) ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

TrueShares Structured Outcome (April) ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading Risk. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

TrueShares Structured Outcome (April) ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

TrueShares Structured Outcome (April) ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions, and the threat of and/or actual imposition of tariffs by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.

TrueShares Structured Outcome (April) ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.

TrueShares Structured Outcome (April) ETF | Options Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Tax Risk. The Fund’s investments in offsetting positions with respect to the S&P 500 Price Index may be considered “straddles” for U.S. federal income tax purposes. If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.

TrueShares Structured Outcome (April) ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

TrueShares Structured Outcome (April) ETF | Tax Efficiency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Efficiency Risk. A significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. Additionally, the Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Further, to the extent the Fund is able to use certain of its derivatives to effect in-kind redemptions of the Fund’s Shares, such usage may give rise to a taxable event for the Fund. In both cases, the Fund may be required to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance. You should consult your tax advisor as to the tax consequences of purchasing, owning, and selling Shares.

TrueShares Structured Outcome (April) ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), which requires the Fund to distribute a certain portion of its income and gains each tax year, among other requirements. Similar to other ETFs and pursuant to the Code, when the Fund disposes of appreciated property by distributing such appreciated property in-kind pursuant to a redemption request, the Fund does not expect to recognize any built-in gain in such appreciated property. If the Internal Revenue Service (“IRS”) disagrees with the Fund’s position as to the applicability of this non-recognition rule to the Fund’s disposition of FLEX Options and subsequent acquisition of other FLEX Options in close connection with the Roll Date, the Fund could be treated as having recognized additional gains from such in-kind distributions of FLEX Options. In such a case, the Fund may not have distributed sufficient income or gains to avoid incurring entity level tax and could potentially fail to qualify as a RIC for being under distributed during the year. The Fund may be able to rectify a failure to meet the distribution requirements for a year by paying “deficiency dividends” to shareholders in a later year, which may be included in the Fund’s deduction for dividends paid for the earlier year. In this case, the Fund may be able to avoid losing the Fund’s qualification for taxation as a RIC or being taxed on amounts distributed as deficiency dividends. However, the Fund will be required to pay interest and a penalty based on the amount of any deduction taken for deficiency dividends. If, in any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to U.S. federal income and potentially excise taxation and distributions (including any distributions of net capital gain) received by shareholders generally would be subject to further U.S. federal income taxation, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of shares of the Fund.

TrueShares Structured Outcome (April) ETF | U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

TrueShares Structured Outcome (April) ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
TrueShares Structured Outcome (May) ETF | Buffered Strategy Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Buffered Strategy Investment Risk.

TrueShares Structured Outcome (May) ETF | Buffered Loss Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against S&P 500 Price Index losses if the S&P 500 Price Index decreases over the Investment Period by 8% or less. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match the S&P 500 Price Index (but will be less than the S&P 500 Price Index due to the cost of the options used by the Fund), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the options and held until those options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the options were entered into or sells Shares prior to the expiration of the options, the buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.

TrueShares Structured Outcome (May) ETF | Flex Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Flex Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

TrueShares Structured Outcome (May) ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Options Risk. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying stock, index, or other asset, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio manager uses options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, will reduce the Fund’s ability to get returns equal to the S&P 500 Price Index. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund will not benefit to the same extent from those gains. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index and can be volatile and involve various types and degrees of risks. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of their underlying stock or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.

TrueShares Structured Outcome (May) ETF | Purchase and Sale of Timing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Purchase and Sale of Timing Risk. The Fund is designed to protect against the first 8% to 12% decline in the value of the S&P 500 Price Index and provide for participation in any gains, although not to the same extent, as the value of the S&P 500 Price Index, for a 12-month period from one Roll Date to the next Roll Date. Because the options purchased and written by the Fund will expire on the next Roll Date, if you purchase or sell Shares on a date other than a Roll Date or if you hold Shares for more or less than the time from the most recent Roll Date to the next Roll Date, the value of your investment in Shares may not be protected against the first 8% to 12% decline in the value of the S&P 500 Price Index and may not participate in a gain in the value of the S&P 500 Price index for your investment period. The value of the options purchased and written by the Fund is dependent on, among other factors, the value, implied volatility, and implied dividend rate of the S&P 500 Price Index and interest rates, any or all of which may vary, sometimes significantly, during the period from the most recent Roll Date to the next Roll Date. Consequently, the value of the Fund may not directly track changes in the value of the S&P 500 Price Index in between roll Dates.

TrueShares Structured Outcome (May) ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.

TrueShares Structured Outcome (May) ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Market Risk. The Fund invests in options that derive their performance from the S&P 500 Price Index, which is made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

TrueShares Structured Outcome (May) ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

TrueShares Structured Outcome (May) ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

TrueShares Structured Outcome (May) ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

TrueShares Structured Outcome (May) ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

TrueShares Structured Outcome (May) ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading Risk. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

TrueShares Structured Outcome (May) ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

TrueShares Structured Outcome (May) ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions, and the threat of and/or actual imposition of tariffs by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.

TrueShares Structured Outcome (May) ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.

TrueShares Structured Outcome (May) ETF | Options Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Tax Risk. The Fund’s investments in offsetting positions with respect to the S&P 500 Price Index may be considered “straddles” for U.S. federal income tax purposes. If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.

TrueShares Structured Outcome (May) ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

TrueShares Structured Outcome (May) ETF | Tax Efficiency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Efficiency Risk. A significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. Additionally, the Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Further, to the extent the Fund is able to use certain of its derivatives to effect in-kind redemptions of the Fund’s Shares, such usage may give rise to a taxable event for the Fund. In both cases, the Fund may be required to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance. You should consult your tax advisor as to the tax consequences of purchasing, owning, and selling Shares.

TrueShares Structured Outcome (May) ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), which requires the Fund to distribute a certain portion of its income and gains each tax year, among other requirements. Similar to other ETFs and pursuant to the Code, when the Fund disposes of appreciated property by distributing such appreciated property in-kind pursuant to a redemption request, the Fund does not expect to recognize any built-in gain in such appreciated property. If the Internal Revenue Service (“IRS”) disagrees with the Fund’s position as to the applicability of this non-recognition rule to the Fund’s disposition of FLEX Options and subsequent acquisition of other FLEX Options in close connection with the Roll Date, the Fund could be treated as having recognized additional gains from such in-kind distributions of FLEX Options. In such a case, the Fund may not have distributed sufficient income or gains to avoid incurring entity level tax and could potentially fail to qualify as a RIC for being under distributed during the year. The Fund may be able to rectify a failure to meet the distribution requirements for a year by paying “deficiency dividends” to shareholders in a later year, which may be included in the Fund’s deduction for dividends paid for the earlier year. In this case, the Fund may be able to avoid losing the Fund’s qualification for taxation as a RIC or being taxed on amounts distributed as deficiency dividends. However, the Fund will be required to pay interest and a penalty based on the amount of any deduction taken for deficiency dividends. If, in any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to U.S. federal income and potentially excise taxation and distributions (including any distributions of net capital gain) received by shareholders generally would be subject to further U.S. federal income taxation, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of shares of the Fund.

TrueShares Structured Outcome (May) ETF | U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

TrueShares Structured Outcome (May) ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
TrueShares Structured Outcome (June) ETF | Buffered Strategy Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Buffered Strategy Investment Risk.

TrueShares Structured Outcome (June) ETF | Buffered Loss Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against S&P 500 Price Index losses if the S&P 500 Price Index decreases over the Investment Period by 8% or less. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match the S&P 500 Price Index (but will be less than the S&P 500 Price Index due to the cost of the options used by the Fund), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the options and held until those options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the options were entered into or sells Shares prior to the expiration of the options, the buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.

TrueShares Structured Outcome (June) ETF | Flex Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Flex Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

TrueShares Structured Outcome (June) ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Options Risk. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying stock, index, or other asset, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio manager uses options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, will reduce the Fund’s ability to get returns equal to the S&P 500 Price Index. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund will not benefit to the same extent from those gains. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index and can be volatile and involve various types and degrees of risks. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of their underlying stock or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.

TrueShares Structured Outcome (June) ETF | Purchase and Sale of Timing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Purchase and Sale of Timing Risk. The Fund is designed to protect against the first 8% to 12% decline in the value of the S&P 500 Price Index and provide for participation in any gains, although not to the same extent, as the value of the S&P 500 Price Index, for a 12-month period from one Roll Date to the next Roll Date. Because the options purchased and written by the Fund will expire on the next Roll Date, if you purchase or sell Shares on a date other than a Roll Date or if you hold Shares for more or less than the time from the most recent Roll Date to the next Roll Date, the value of your investment in Shares may not be protected against the first 8% to 12% decline in the value of the S&P 500 Price Index and may not participate in a gain in the value of the S&P 500 Price Index for your investment period. The value of the options purchased and written by the Fund is dependent on, among other factors, the value, implied volatility, and implied dividend rate of the S&P 500 Price Index and interest rates, any or all of which may vary, sometimes significantly, during the period from the most recent Roll Date to the next Roll Date. Consequently, the value of the Fund may not directly track changes in the value of the S&P 500 Price Index in between Roll Dates.

TrueShares Structured Outcome (June) ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.

TrueShares Structured Outcome (June) ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Market Risk. The Fund invests in options that derive their performance from the S&P 500 Price Index, which is made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

TrueShares Structured Outcome (June) ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

TrueShares Structured Outcome (June) ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

TrueShares Structured Outcome (June) ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

TrueShares Structured Outcome (June) ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

TrueShares Structured Outcome (June) ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading Risk. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

TrueShares Structured Outcome (June) ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

TrueShares Structured Outcome (June) ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions, and the threat of and/or actual imposition of tariffs by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.

TrueShares Structured Outcome (June) ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.

TrueShares Structured Outcome (June) ETF | Options Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Tax Risk. The Fund’s investments in offsetting positions with respect to the S&P 500 Price Index may be considered “straddles” for U.S. federal income tax purposes. If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.

TrueShares Structured Outcome (June) ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

TrueShares Structured Outcome (June) ETF | Tax Efficiency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Efficiency Risk. A significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. Additionally, the Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Further, to the extent the Fund is able to use certain of its derivatives to effect in-kind redemptions of the Fund’s Shares, such usage may give rise to a taxable event for the Fund. In both cases, the Fund may be required to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance. You should consult your tax advisor as to the tax consequences of purchasing, owning, and selling Shares.

TrueShares Structured Outcome (June) ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), which requires the Fund to distribute a certain portion of its income and gains each tax year, among other requirements. Similar to other ETFs and pursuant to the Code, when the Fund disposes of appreciated property by distributing such appreciated property in-kind pursuant to a redemption request, the Fund does not expect to recognize any built-in gain in such appreciated property. If the Internal Revenue Service (“IRS”) disagrees with the Fund’s position as to the applicability of this non-recognition rule to the Fund’s disposition of FLEX Options and subsequent acquisition of other FLEX Options in close connection with the Roll Date, the Fund could be treated as having recognized additional gains from such in-kind distributions of FLEX Options. In such a case, the Fund may not have distributed sufficient income or gains to avoid incurring entity level tax and could potentially fail to qualify as a RIC for being under distributed during the year. The Fund may be able to rectify a failure to meet the distribution requirements for a year by paying “deficiency dividends” to shareholders in a later year, which may be included in the Fund’s deduction for dividends paid for the earlier year. In this case, the Fund may be able to avoid losing the Fund’s qualification for taxation as a RIC or being taxed on amounts distributed as deficiency dividends. However, the Fund will be required to pay interest and a penalty based on the amount of any deduction taken for deficiency dividends. If, in any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to U.S. federal income and potentially excise taxation and distributions (including any distributions of net capital gain) received by shareholders generally would be subject to further U.S. federal income taxation, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of shares of the Fund.

TrueShares Structured Outcome (June) ETF | U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

TrueShares Structured Outcome (June) ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
TrueShares Structured Outcome (September) ETF | Buffered Strategy Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Buffered Strategy Investment Risk.

TrueShares Structured Outcome (September) ETF | Buffered Loss Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against S&P 500 Price Index losses if the S&P 500 Price Index decreases over the Investment Period by 8% or less. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match the S&P 500 Price Index (but will be less than the S&P 500 Price Index due to the cost of the options used by the Fund), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the options and held until those options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the options were entered into or sells Shares prior to the expiration of the options, the buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.

TrueShares Structured Outcome (September) ETF | Flex Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Flex Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

TrueShares Structured Outcome (September) ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Options Risk. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying stock, index, or other asset, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio manager uses options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, will reduce the Fund’s ability to get returns equal to the S&P 500 Price Index. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund will not benefit to the same extent from those gains. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index and can be volatile and involve various types and degrees of risks. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of their underlying stock or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.

TrueShares Structured Outcome (September) ETF | Purchase and Sale of Timing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Purchase and Sale of Timing Risk. The Fund is designed to protect against the first 8% to 12% decline in the value of the S&P 500 Price Index and provide for participation in any gains, although not to the same extent, as the value of the S&P 500 Price Index, for a 12-month period from one Roll Date to the next Roll Date. Because the options purchased and written by the Fund will expire on the next Roll Date, if you purchase or sell Shares on a date other than a Roll Date or if you hold Shares for more or less than the time from the most recent Roll Date to the next Roll Date, the value of your investment in Shares may not be protected against the first 8% to 12% decline in the value of the S&P 500 Price Index and may not participate in a gain in the value of the S&P 500 Price Index for your investment period. The value of the options purchased and written by the Fund is dependent on, among other factors, the value, implied volatility, and implied dividend rate of the S&P 500 Price Index and interest rates, any or all of which may vary, sometimes significantly, during the period from the most recent Roll Date to the next Roll Date. Consequently, the value of the Fund may not directly track changes in the value of the S&P 500 Price Index in between Roll Dates.

TrueShares Structured Outcome (September) ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.

TrueShares Structured Outcome (September) ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Market Risk. The Fund invests in options that derive their performance from the S&P 500 Price Index, which is made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

TrueShares Structured Outcome (September) ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

TrueShares Structured Outcome (September) ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

TrueShares Structured Outcome (September) ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

TrueShares Structured Outcome (September) ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

TrueShares Structured Outcome (September) ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading Risk. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

TrueShares Structured Outcome (September) ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

TrueShares Structured Outcome (September) ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions, and the threat of and/or actual imposition of tariffs by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.

TrueShares Structured Outcome (September) ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.

TrueShares Structured Outcome (September) ETF | Options Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Tax Risk. The Fund’s investments in offsetting positions with respect to the S&P 500 Price Index may be considered “straddles” for U.S. federal income tax purposes. If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.

TrueShares Structured Outcome (September) ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

TrueShares Structured Outcome (September) ETF | Tax Efficiency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Efficiency Risk. A significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. Additionally, the Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Further, to the extent the Fund is able to use certain of its derivatives to effect in-kind redemptions of the Fund’s Shares, such usage may give rise to a taxable event for the Fund. In both cases, the Fund may be required to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance. You should consult your tax advisor as to the tax consequences of purchasing, owning, and selling Shares.

TrueShares Structured Outcome (September) ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), which requires the Fund to distribute a certain portion of its income and gains each tax year, among other requirements. Similar to other ETFs and pursuant to the Code, when the Fund disposes of appreciated property by distributing such appreciated property in-kind pursuant to a redemption request, the Fund does not expect to recognize any built-in gain in such appreciated property. If the Internal Revenue Service (“IRS”) disagrees with the Fund’s position as to the applicability of this non-recognition rule to the Fund’s disposition of FLEX Options and subsequent acquisition of other FLEX Options in close connection with the Roll Date, the Fund could be treated as having recognized additional gains from such in-kind distributions of FLEX Options. In such a case, the Fund may not have distributed sufficient income or gains to avoid incurring entity level tax and could potentially fail to qualify as a RIC for being under distributed during the year. The Fund may be able to rectify a failure to meet the distribution requirements for a year by paying “deficiency dividends” to shareholders in a later year, which may be included in the Fund’s deduction for dividends paid for the earlier year. In this case, the Fund may be able to avoid losing the Fund’s qualification for taxation as a RIC or being taxed on amounts distributed as deficiency dividends. However, the Fund will be required to pay interest and a penalty based on the amount of any deduction taken for deficiency dividends. If, in any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to U.S. federal income and potentially excise taxation and distributions (including any distributions of net capital gain) received by shareholders generally would be subject to further U.S. federal income taxation, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of shares of the Fund.

TrueShares Structured Outcome (September) ETF | U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

TrueShares Structured Outcome (September) ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
TrueShares Structured Outcome (October) ETF | Buffered Strategy Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Buffered Strategy Investment Risk.

TrueShares Structured Outcome (October) ETF | Buffered Loss Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against S&P 500 Price Index losses if the S&P 500 Price Index decreases over the Investment Period by 8% or less. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match the S&P 500 Price Index (but will be less than the S&P 500 Price Index due to the cost of the options used by the Fund), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the options and held until those options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the options were entered into or sells Shares prior to the expiration of the options, the buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.

TrueShares Structured Outcome (October) ETF | Flex Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Flex Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

TrueShares Structured Outcome (October) ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Options Risk. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying stock, index, or other asset, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio manager uses options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, will reduce the Fund’s ability to get returns equal to the S&P 500 Price Index. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund will not benefit to the same extent from those gains. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index and can be volatile and involve various types and degrees of risks. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of their underlying stock or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.

TrueShares Structured Outcome (October) ETF | Purchase and Sale of Timing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Purchase and Sale of Timing Risk. The Fund is designed to protect against the first 8% to 12% decline in the value of the S&P 500 Price Index and provide for participation in any gains, although not to the same extent, as the value of the S&P 500 Price Index, for a 12-month period from one Roll Date to the next Roll Date. Because the options purchased and written by the Fund will expire on the next Roll Date, if you purchase or sell Shares on a date other than a Roll Date or if you hold Shares for more or less than the time from the most recent Roll Date to the next Roll Date, the value of your investment in Shares may not be protected against the first 8% to 12% decline in the value of the S&P 500 Price Index and may not participate in a gain in the value of the S&P 500 Price Index for your investment period. The value of the options purchased and written by the Fund is dependent on, among other factors, the value, implied volatility, and implied dividend rate of the S&P 500 Price Index and interest rates, any or all of which may vary, sometimes significantly, during the period from the most recent Roll Date to the next Roll Date. Consequently, the value of the Fund may not directly track changes in the value of the S&P 500 Price Index in between Roll Dates.

TrueShares Structured Outcome (October) ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.

TrueShares Structured Outcome (October) ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Market Risk. The Fund invests in options that derive their performance from the S&P 500 Price Index, which is made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

TrueShares Structured Outcome (October) ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

TrueShares Structured Outcome (October) ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

TrueShares Structured Outcome (October) ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

TrueShares Structured Outcome (October) ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

TrueShares Structured Outcome (October) ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading Risk. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

TrueShares Structured Outcome (October) ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

TrueShares Structured Outcome (October) ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions, and the threat of and/or actual imposition of tariffs by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.

TrueShares Structured Outcome (October) ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.

TrueShares Structured Outcome (October) ETF | Options Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Tax Risk. The Fund’s investments in offsetting positions with respect to the S&P 500 Price Index may be considered “straddles” for U.S. federal income tax purposes. If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.

TrueShares Structured Outcome (October) ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

TrueShares Structured Outcome (October) ETF | Tax Efficiency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Efficiency Risk. A significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. Additionally, the Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Further, to the extent the Fund is able to use certain of its derivatives to effect in-kind redemptions of the Fund’s Shares, such usage may give rise to a taxable event for the Fund. In both cases, the Fund may be required to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance. You should consult your tax advisor as to the tax consequences of purchasing, owning, and selling Shares.

TrueShares Structured Outcome (October) ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), which requires the Fund to distribute a certain portion of its income and gains each tax year, among other requirements. Similar to other ETFs and pursuant to the Code, when the Fund disposes of appreciated property by distributing such appreciated property in-kind pursuant to a redemption request, the Fund does not expect to recognize any built-in gain in such appreciated property. If the Internal Revenue Service (“IRS”) disagrees with the Fund’s position as to the applicability of this non-recognition rule to the Fund’s disposition of FLEX Options and subsequent acquisition of other FLEX Options in close connection with the Roll Date, the Fund could be treated as having recognized additional gains from such in-kind distributions of FLEX Options. In such a case, the Fund may not have distributed sufficient income or gains to avoid incurring entity level tax and could potentially fail to qualify as a RIC for being under distributed during the year. The Fund may be able to rectify a failure to meet the distribution requirements for a year by paying “deficiency dividends” to shareholders in a later year, which may be included in the Fund’s deduction for dividends paid for the earlier year. In this case, the Fund may be able to avoid losing the Fund’s qualification for taxation as a RIC or being taxed on amounts distributed as deficiency dividends. However, the Fund will be required to pay interest and a penalty based on the amount of any deduction taken for deficiency dividends. If, in any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to U.S. federal income and potentially excise taxation and distributions (including any distributions of net capital gain) received by shareholders generally would be subject to further U.S. federal income taxation, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of shares of the Fund.

TrueShares Structured Outcome (October) ETF | U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

TrueShares Structured Outcome (October) ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
TrueShares Structured Outcome (November) ETF | Buffered Strategy Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Buffered Strategy Investment Risk.

TrueShares Structured Outcome (November) ETF | Buffered Loss Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against S&P 500 Price Index losses if the S&P 500 Price Index decreases over the Investment Period by 8% or less. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match the S&P 500 Price Index (but will be less than the S&P 500 Price Index due to the cost of the options used by the Fund), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the options and held until those options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the options were entered into or sells Shares prior to the expiration of the options, the buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.

TrueShares Structured Outcome (November) ETF | Flex Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Flex Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

TrueShares Structured Outcome (November) ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Options Risk. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying stock, index, or other asset, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio manager uses options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, will reduce the Fund’s ability to get returns equal to the S&P 500 Price Index. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund will not benefit to the same extent from those gains. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index and can be volatile and involve various types and degrees of risks. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of their underlying stock or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.

TrueShares Structured Outcome (November) ETF | Purchase and Sale of Timing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Purchase and Sale of Timing Risk. The Fund is designed to protect against the first 8% to 12% decline in the value of the S&P 500 Price Index and provide for participation in any gains, although not to the same extent, as the value of the S&P 500 Price Index, for a 12-month period from one Roll Date to the next Roll Date. Because the options purchased and written by the Fund will expire on the next Roll Date, if you purchase or sell Shares on a date other than a Roll Date or if you hold Shares for more or less than the time from the most recent Roll Date to the next Roll Date, the value of your investment in Shares may not be protected against the first 8% to 12% decline in the value of the S&P 500 Price Index and may not participate in a gain in the value of the S&P 500 Price Index for your investment period. The value of the options purchased and written by the Fund is dependent on, among other factors, the value, implied volatility, and implied dividend rate of the S&P 500 Price Index and interest rates, any or all of which may vary, sometimes significantly, during the period from the most recent Roll Date to the next Roll Date. Consequently, the value of the Fund may not directly track changes in the value of the S&P 500 Price Index in between Roll Dates.

TrueShares Structured Outcome (November) ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.

TrueShares Structured Outcome (November) ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Market Risk. The Fund invests in options that derive their performance from the S&P 500 Price Index, which is made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

TrueShares Structured Outcome (November) ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

TrueShares Structured Outcome (November) ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

TrueShares Structured Outcome (November) ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

TrueShares Structured Outcome (November) ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

TrueShares Structured Outcome (November) ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading Risk. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

TrueShares Structured Outcome (November) ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

TrueShares Structured Outcome (November) ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions, and the threat of and/or actual imposition of tariffs by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.

TrueShares Structured Outcome (November) ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.

TrueShares Structured Outcome (November) ETF | Options Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Tax Risk. The Fund’s investments in offsetting positions with respect to the S&P 500 Price Index may be considered “straddles” for U.S. federal income tax purposes. If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.

TrueShares Structured Outcome (November) ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

TrueShares Structured Outcome (November) ETF | Tax Efficiency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Efficiency Risk. A significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. Additionally, the Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Further, to the extent the Fund is able to use certain of its derivatives to effect in-kind redemptions of the Fund’s Shares, such usage may give rise to a taxable event for the Fund. In both cases, the Fund may be required to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance. You should consult your tax advisor as to the tax consequences of purchasing, owning, and selling Shares.

TrueShares Structured Outcome (November) ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), which requires the Fund to distribute a certain portion of its income and gains each tax year, among other requirements. Similar to other ETFs and pursuant to the Code, when the Fund disposes of appreciated property by distributing such appreciated property in-kind pursuant to a redemption request, the Fund does not expect to recognize any built-in gain in such appreciated property. If the Internal Revenue Service (“IRS”) disagrees with the Fund’s position as to the applicability of this non-recognition rule to the Fund’s disposition of FLEX Options and subsequent acquisition of other FLEX Options in close connection with the Roll Date, the Fund could be treated as having recognized additional gains from such in-kind distributions of FLEX Options. In such a case, the Fund may not have distributed sufficient income or gains to avoid incurring entity level tax and could potentially fail to qualify as a RIC for being under distributed during the year. The Fund may be able to rectify a failure to meet the distribution requirements for a year by paying “deficiency dividends” to shareholders in a later year, which may be included in the Fund’s deduction for dividends paid for the earlier year. In this case, the Fund may be able to avoid losing the Fund’s qualification for taxation as a RIC or being taxed on amounts distributed as deficiency dividends. However, the Fund will be required to pay interest and a penalty based on the amount of any deduction taken for deficiency dividends. If, in any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to U.S. federal income and potentially excise taxation and distributions (including any distributions of net capital gain) received by shareholders generally would be subject to further U.S. federal income taxation, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of shares of the Fund.

TrueShares Structured Outcome (November) ETF | U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

TrueShares Structured Outcome (November) ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
TrueShares Structured Outcome (December) ETF | Buffered Strategy Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Buffered Strategy Investment Risk.

TrueShares Structured Outcome (December) ETF | Buffered Loss Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against S&P 500 Price Index losses if the S&P 500 Price Index decreases over the Investment Period by 8% or less. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match the S&P 500 Price Index (but will be less than the S&P 500 Price Index due to the cost of the options used by the Fund), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the options and held until those options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the options were entered into or sells Shares prior to the expiration of the options, the buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.

TrueShares Structured Outcome (December) ETF | Flex Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Flex Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

TrueShares Structured Outcome (December) ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Options Risk. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying stock, index, or other asset, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio manager uses options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, will reduce the Fund’s ability to get returns equal to the S&P 500 Price Index. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund will not benefit to the same extent from those gains. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index and can be volatile and involve various types and degrees of risks. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of their underlying stock or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.

TrueShares Structured Outcome (December) ETF | Purchase and Sale of Timing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Purchase and Sale of Timing Risk. The Fund is designed to protect against the first 8% to 12% decline in the value of the S&P 500 Price Index and provide for participation in any gains, although not to the same extent, as the value of the S&P 500 Price Index, for a 12-month period from one Roll Date to the next Roll Date. Because the options purchased and written by the Fund will expire on the next Roll Date, if you purchase or sell Shares on a date other than a Roll Date or if you hold Shares for more or less than the time from the most recent Roll Date to the next Roll Date, the value of your investment in Shares may not be protected against the first 8% to 12% decline in the value of the S&P 500 Price Index and may not participate in a gain in the value of the S&P 500 Price Index for your investment period. The value of the options purchased and written by the Fund is dependent on, among other factors, the value, implied volatility, and implied dividend rate of the S&P 500 Price Index and interest rates, any or all of which may vary, sometimes significantly, during the period from the most recent Roll Date to the next Roll Date. Consequently, the value of the Fund may not directly track changes in the value of the S&P 500 Price Index in between Roll Dates.

TrueShares Structured Outcome (December) ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.

TrueShares Structured Outcome (December) ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Market Risk. The Fund invests in options that derive their performance from the S&P 500 Price Index, which is made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

TrueShares Structured Outcome (December) ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

TrueShares Structured Outcome (December) ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

TrueShares Structured Outcome (December) ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

TrueShares Structured Outcome (December) ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

TrueShares Structured Outcome (December) ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading Risk. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

TrueShares Structured Outcome (December) ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

TrueShares Structured Outcome (December) ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions, and the threat of and/or actual imposition of tariffs by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.

TrueShares Structured Outcome (December) ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.

TrueShares Structured Outcome (December) ETF | Options Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Tax Risk. The Fund’s investments in offsetting positions with respect to the S&P 500 Price Index may be considered “straddles” for U.S. federal income tax purposes. If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.

TrueShares Structured Outcome (December) ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

TrueShares Structured Outcome (December) ETF | Tax Efficiency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Efficiency Risk. A significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. Additionally, the Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Further, to the extent the Fund is able to use certain of its derivatives to effect in-kind redemptions of the Fund’s Shares, such usage may give rise to a taxable event for the Fund. In both cases, the Fund may be required to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance. You should consult your tax advisor as to the tax consequences of purchasing, owning, and selling Shares.

TrueShares Structured Outcome (December) ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), which requires the Fund to distribute a certain portion of its income and gains each tax year, among other requirements. Similar to other ETFs and pursuant to the Code, when the Fund disposes of appreciated property by distributing such appreciated property in-kind pursuant to a redemption request, the Fund does not expect to recognize any built-in gain in such appreciated property. If the Internal Revenue Service (“IRS”) disagrees with the Fund’s position as to the applicability of this non-recognition rule to the Fund’s disposition of FLEX Options and subsequent acquisition of other FLEX Options in close connection with the Roll Date, the Fund could be treated as having recognized additional gains from such in-kind distributions of FLEX Options. In such a case, the Fund may not have distributed sufficient income or gains to avoid incurring entity level tax and could potentially fail to qualify as a RIC for being under distributed during the year. The Fund may be able to rectify a failure to meet the distribution requirements for a year by paying “deficiency dividends” to shareholders in a later year, which may be included in the Fund’s deduction for dividends paid for the earlier year. In this case, the Fund may be able to avoid losing the Fund’s qualification for taxation as a RIC or being taxed on amounts distributed as deficiency dividends. However, the Fund will be required to pay interest and a penalty based on the amount of any deduction taken for deficiency dividends. If, in any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to U.S. federal income and potentially excise taxation and distributions (including any distributions of net capital gain) received by shareholders generally would be subject to further U.S. federal income taxation, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of shares of the Fund.

TrueShares Structured Outcome (December) ETF | U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

TrueShares Structured Outcome (December) ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.